Share Capital (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2025 INR (₨) shares		Mar. 31, 2025 USD ($) shares		Mar. 31, 2024 INR (₨) shares		Mar. 31, 2025 USD ($) shares
Fully Paid Up Share Capital
Opening number of equity shares/share capital		₨ 834
Closing number of equity shares/share capital		834		$ 10		₨ 834
Treasury shares		₨ 2,264				₨ 991		$ 27
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Authorized share capital | shares		1,450,000,000				290,000,000		1,450,000,000
Amount of shares authorised		₨ 1,450				₨ 1,450
Fully Paid Up Share Capital
Opening number of outstanding equity shares/share capital (face value of Rs.5 each) | shares		166,818,266	[1]	166,818,266	[1]	166,527,876
Opening number of equity shares/share capital		₨ 834	[1]			₨ 833
Add: Equity shares issued pursuant to employee stock option plans prior to stock split | shares	[2]	58,680		58,680		290,390
Add: Equity shares issued pursuant to employee stock option plans prior to stock split	[2]	₨ 0	[3]			₨ 1
Add: Increase in outstanding shares on account of stock split | shares	[1]	667,507,784		667,507,784
Add: Increase in outstanding shares on account of stock split	[1]	₨ 0
Add: Equity shares issued pursuant to employee stock option plans after stock split | shares	[2]	70,635		70,635		0
Add: Equity shares issued pursuant to employee stock option plans after stock split	[2]	₨ 0	[3]			₨ 0
Closing number of equity shares/share capital | shares	[1]	834,455,365		834,455,365		166,818,266
Closing number of equity shares/share capital	[1]	₨ 834				₨ 834
Treasury shares | shares		2,452,260	[4]	2,452,260	[4]	289,791	[5]
Treasury shares		₨ 2,264	[4]			₨ 991	[5]

[1]	The Board of Directors of the Company at their meeting held on July 27,2024 approved the sub-division/ stock split of each equity share having a face value of Rupees five each, fully paid-up, into five equity shares having a face value of Rupee One each, fully paid-up (the “stock split”), by alteration of the capital clause of the Memorandum of Association of the Company. Further, each American Depositary Share (“ADS”) of the Company continued to represent one underlying equity share and, therefore, the number of ADSs held by an American Depositary Receipt (“ADR”) holder consequently increased in proportion to the increase in number of equity shares. On September 12, 2024, the approval of the shareholders of the Company was obtained through a postal ballot process with a requisite majority. Consequently, the authorized share capital, the outstanding shares and Treasury shares were sub-divided into equity shares having a face value of Rupees One each effective as of the record date of October 28, 2024.
[2]	During the years ended March 31, 2025, and March 31, 2024, equity shares were issued as a result of the exercise of vested options granted to employees pursuant to the Dr. Reddy’s Employees Stock Option Scheme, 2002 and the Dr. Reddy’s Employees Stock Option Scheme, 2007. The options exercised had an exercise price of Rs. 5, Rs. 1,982, Rs. 2,607, Rs. 2,814, Rs. 3,679 or Rs. 5,301 (prior to stock split) and Rs.1 (after stock split) per share. Upon the exercise of such options, the amount of compensation cost (computed using the grant date fair value) previously recognized in the “share based payment reserve” was transferred to “securities premium” in the Consolidated Statement of Changes in Equity.
[3]	Rounded to the nearest million.
[4]	Pursuant to the special resolution approved by the shareholders in the Annual General Meeting held on July 27, 2018, the Dr. Reddy’s Employees ESOS Trust (the “ESOS Trust”) was formed to support the Dr. Reddy’s Employees Stock Option Scheme, 2018 by acquiring, from the Company or through secondary market acquisitions, equity shares which are used for issuance to eligible employees (as defined therein) upon exercise of stock options thereunder. During the years ended March 31, 2024 and 2023, an aggregate of 81,353 and 49,295 equity shares, respectively were issued as a result of the exercise of vested options granted to employees pursuant to the Dr. Reddy’s Employees Stock Option Scheme, 2018. The options exercised had an exercise price of Rs.2,607, Rs.2,814, Rs.3,679, Rs.4,212, Rs.4,338 or Rs,5,301 per share. Upon the exercise of such options, the amount of compensation cost (computed using the grant date fair value) previously recognized in the “share based payment reserve” was transferred to “securities premium” in the statement of changes in equity. In addition, any difference between the carrying amount of treasury shares and the consideration received was recognized in the “securities premium”. During the year ended March 31, 2023, an aggregate of 48,032 equity shares representing unappropriated inventory of shares that are not backed by grants, acquired through secondary market acquisitions were sold for an aggregate consideration of Rs.211 in the secondary market pursuant to requirements under Chapter II Regulation 3(12) of the SEBI (share based employee benefits and sweat equity) Regulations, 2021.
[5]	Pursuant to the special resolution approved by the shareholders in the Annual General Meeting held on July 27, 2018, the Dr. Reddy’s Employees ESOS Trust (the “ESOS Trust”) was formed to support the Dr. Reddy’s Employees Stock Option Scheme, 2018 by acquiring, from the Company or through secondary market acquisitions, equity shares which are used for issuance to eligible employees (as defined therein) upon exercise of stock options thereunder. During the year ended March 31, 2025, 1,168,490 shares were acquired from the open market. The total amount paid to acquire these shares was Rs. 1,389. During the years ended March 31, 2025 and March 31, 2024, an aggregate of 22,077 (prior to stock split) and 54,800 (after stock split) and 81,353 equity shares, respectively, were issued as a result of the exercise of vested options granted to employees pursuant to the Dr. Reddy’s Employees Stock Option Scheme, 2018. The options exercised had an exercise price of Rs. 2,607, Rs. 2,814, Rs. 3,679, Rs. 3,906, Rs. 4,212, Rs. 4,663 or Rs, 5,301 (prior to stock split) and Rs.521, Rs.563, Rs.736, Rs. 886, Rs.933, Rs.981 and Rs. 1,060 (after stock split) per share. Upon the exercise of such options, the amount of compensation cost (computed using the grant date fair value) previously recognized in the “share based payment reserve” was transferred to “securities premium” in the statement of changes in equity. In addition, any difference between the carrying amount of treasury shares and the consideration received was recognized in the “securities premium.”